Equity-based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Equity-based compensation	Equity-based compensation
For the year ended December 31, 2023, Alcon recorded equity-based compensation expense of $159 million (2022: $152 million, 2021: $151 million).
Liabilities from cash-settled equity-based compensation plans were $13 million as of December 31, 2023 ($12 million as of December 31, 2022).
At December 31, 2023, Alcon has various equity-based incentive plans, under which Alcon may grant awards in the form of restricted stock units ("RSUs"), performance-based restricted stock units ("PSUs"), restricted stock awards ("RSAs"), or any other form of award at the discretion of the Board. Certain associates in select countries may also participate in share ownership savings plans.
Summary of unvested share movements
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the years ended December 31, 2023 and 2022:

	2023			2022
	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions
Unvested shares at January 1	4,793	69.16	331	5,627	60.96	343
Granted
Restricted awards	1,627	72.30	118	1,453	76.61	111
Performance awards	698	72.06	50	518	74.48	39
Vested	(1,985)	65.70	(130)	(2,447)	55.48	(136)
Forfeited	(191)	73.66	(14)	(358)	71.74	(26)
Unvested shares at December 31	4,942	71.82	355	4,793	69.16	331
The remaining weighted-average vesting period of unvested equity-based awards as of December 31, 2023 was 1.3 years.
Equity-based incentive plans
The below table summarizes the number of shares authorized under the plans as of December 31, 2023:

(thousands)	Authorized shares
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan(1)	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Total	22,250
(1)    No grants under the Deferred Bonus Stock Plan were made in 2023, 2022 or 2021.
Long-term Incentive Plan ("LTIP") - Restricted Stock Units and Restricted Stock Awards
Under Alcon's LTIP, certain associates may receive grants of RSUs and RSAs (together "Restricted awards"). The awards generally vest on the third anniversary of the award and are generally forfeited if the employment relationship with Alcon terminates prior to vesting. Recipients of RSU awards do not have any shareholder rights, such as voting or dividend rights, until the shares are delivered. Alcon associates receiving grants of RSAs are entitled to the dividends that may be declared and paid over the vesting period only if the associates vest in such award.
LTIP - Performance Stock Units
The Alcon CEO and certain senior-level associates participate in Alcon's long-term performance program. PSUs granted under the LTIP each convert to unrestricted Alcon Inc. shares at vesting, subject to the achievement of performance measures.
PSUs awarded to plan participants are granted at target incentive ranges from 35% to 430% of base compensation and vest over a three-year period. The payout between 0% and 200% of target is dependent upon four equally weighted performance metrics which are determined at the onset of the performance period by the Board. The metrics include compound annual growth rate of Net sales, compound annual growth rate of core earnings per share, market share of peers, and innovation. The Board and the Compensation Committee assess the performance against the defined measures, including input from the Innovation Committee for the innovation metric, and approve the final payout. PSUs granted under the performance plan do not carry voting rights, but do carry dividend equivalents that are paid in cash or Alcon Inc. shares at vesting, provided participants remain associates of Alcon.
Swiss Employee Share Ownership Plan and other share savings plans
Alcon associates in certain countries are encouraged to invest in share savings plans. Under the share savings plans, participants may elect to receive some of their wages or annual incentives in Alcon Inc. shares in lieu of cash. Subject to plan rules and limitations, as a reward for their participation in the share savings plans, at no additional cost to the participant, Alcon may partially match their investments in shares after a holding period of 3 years.